TAXATION	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
TAXATION	9. TAXATION
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	205	475	526
Adjustments in respect of prior years	(47)	(15)	(81)
Total current tax	158	460	445
Deferred tax:
Charge/(credit) for the year	187	106	(29)
Adjustments in respect of prior years	33	(7)	64
Total deferred tax	220	99	35
Tax on profit from continuing operations	378	559	480
The standard rate of UK corporation tax was 28% for banking entities and 25% for non-banking entities (2023: 27.75%) for banking entities and 23.50% for non-
banking entities; 2022: 27% for banking entities and 19% for non-banking entities) following the introduction of a surcharge on banking companies in 2016.
Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.
The Santander UK group’s effective tax rate for 2024 was 28.0% (2023: 26.6%, 2022: 25.6%). Tax on profit differs from that calculated at the statutory rate as follows:
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Profit before tax	1,349	2,100	1,874
Tax calculated at the statutory rate of 25% (2023: 23.5%, 2022: 19%)	337	494	356
Bank surcharge on profits	41	85	121
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	12	10	13
Non-deductible conduct remediation, fines and penalties	3	13	48
Other non-deductible costs and non-taxable income	26	2	29
Effect of change in tax rate on deferred tax provision	—	2	(29)
Tax relief on dividends in respect of other equity instruments	(36)	(34)	(40)
Adjustment to prior year provisions	(14)	(22)	(27)
Tax on profit	378	559	480
It is not anticipated that the OECD Pillar Two rules which became effective from 1 January 2024 will impact the Santander UK group.
Current tax assets
Movements in current tax assets during the year were as follows:

		Group
	2024	2023
	£m	£m
Assets	490	478
At 1 January	490	478
Income statement charge (including discontinued operations)	(158)	(460)
Other comprehensive income charge	(47)	(70)
Corporate income tax paid	240	537
Other movements	(19)	5
	506	490
Assets	506	490
At 31 December	506	490
The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities, the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.
Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group's tax matters.
The accounting policy for recognising provisions for any tax risks identified is described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months.
The Santander UK group consistently applies the UK’s Code of Practice on Taxation for Banks. For more information, see our Taxation Strategy on our website.
Deferred tax
The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	(8)	(186)	73	3	18	(86)	(186)
Income statement charge	(144)	(44)	—	—	(24)	(8)	(220)
Transfers/reclassifications	—	—	2	1	—	—	3
Credited to other comprehensive income	—	113	35	4	—	5	157
At 31 December 2024	(152)	(117)	110	8	(6)	(89)	(246)

At 1 January 2023	27	(290)	305	(1)	35	(111)	(35)
Income statement (charge)/credit	(35)	(63)	—	—	(18)	17	(99)
Transfers/reclassifications	—	—	(3)	(1)	1	4	1
Credited/(charged) to other comprehensive income	—	167	(229)	5	—	4	(53)
At 31 December 2023	(8)	(186)	73	3	18	(86)	(186)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 19) would not cause a reduction in the deferred tax assets recognised. In 2024, there were £nil unrecognised deferred tax assets on capital losses carried forward (2023: £nil).